UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02064
                                  ----------------------------------------------

                          PAX WORLD BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    222 State Street, Portsmouth, NH                                03801-3853
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

                           Pax World Management Corp.
                   222 State Street, Portsmouth, NH 03801-3853
                   Attn.: Laurence A. Shadek, Thomas W. Grant
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-767-1729
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------------------------------------

Date of reporting period:  March 31, 2005
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.


                                                                                           Schedule of Investments
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                    NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                      OF SHARES                             VALUE
----------------------------------------------------------------------------------------------------------------------
               STOCKS: 70.8%

               COMMON STOCKS: 70.7%

CONSUMER DISCRETIONARY: 8.1%
               Belo Corp. Series A                                       200,000             $           4,828,000
               BJ'S Wholesale Club, Inc. (a)                             350,000                        10,871,000
               Comcast Corp. Class A (a)                                 200,000                         6,756,000
               Comcast Corp. Class A Special (a)                         200,000                         6,680,000
               Koninklijke Philips Electronics NV ADR                    650,000                        17,888,000
               Staples, Inc.                                             650,000                        20,429,500
               Tribune Co.                                               400,000                        15,948,000
                                                                                            -----------------------
                                                                                                        83,400,500
                                                                                            -----------------------
CONSUMER STAPLES: 6.7%
               Avon Products, Inc.                                       400,000                        17,176,000
               Corn Products International, Inc.                         760,800                        19,773,192
               CVS Corp.                                                 300,000                        15,786,000
               General Mills, Inc.                                       100,000                         4,915,000
               Gillette Co.                                              350,000                        17,668,000
               Kimberly-Clark Corp.                                      250,000                        16,432,500
               PepsiCo, Inc.                                             150,000                         7,954,500
               Supervalu, Inc.                                           300,000                        10,005,000
                                                                                            -----------------------
                                                                                                       109,710,192
                                                                                            -----------------------
ENERGY: 7.0%
               Apache Corp.                                              425,000                        26,022,750
               Baker Hughes, Inc.                                        325,000                        14,459,250
               BP PLC ADR                                                150,000                         9,360,000
               Cal Dive International, Inc. (a)                          225,000                        10,192,500
               Chesapeake Energy Corp.                                   800,000                        17,552,000
               Equitable Resources, Inc.                                 250,000                        14,360,000
               Questar Corp.                                             250,000                        14,812,500
               Tidewater, Inc.                                           225,000                         8,743,500
                                                                                            -----------------------
                                                                                                       115,502,500
                                                                                            -----------------------
FINANCIALS: 5.7%
               American International Group, Inc.                        250,000                        13,852,500
               Capital Automotive REIT                                   150,000                         4,968,000
               CheckFree Corp. (a)                                       296,000                        12,064,960
               Fannie Mae                                                225,000                        12,251,250
               The First Marblehead Corp. (a)                             70,000                         4,027,100
               Hospitality Properties Trust                              200,000                         8,076,000
               Jefferson-Pilot Corp.                                     250,000                        12,262,500
               National City Corp.                                       100,000                         3,350,000
               SLM Corp.                                                 175,000                         8,722,000
               St. Joe Co.                                               149,300                        10,047,890
                                                                                            -----------------------
                                                                                                        89,622,200
                                                                                            -----------------------


                                                                                Schedule of Investments, continued
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                    NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                      OF SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS, continued

HEALTH CARE: 12.8%
               Abbott Laboratories, Inc.                                 200,000             $           9,324,000
               Amgen, Inc. (a)                                           400,000                        23,284,000
               Baxter International, Inc.                                250,000                         8,495,000
               Becton Dickinson & Co.                                    127,100                         7,425,182
               Caremark Rx, Inc. (a)                                     600,000                        23,868,000
               Fisher Scientific International, Inc. (a)                 336,000                        19,125,120
               Glaxosmithkline PLC ADR                                   300,000                        13,776,000
               Johnson & Johnson, Inc.                                   225,000                        15,111,000
               Medtronic, Inc.                                           350,000                        17,832,500
               Stryker Corp.                                             400,000                        17,844,000
               Sybron Dental Specialties, Inc. (a)                       250,000                         8,975,000
               UnitedHealth Group, Inc.                                  100,000                         9,538,000
               Wellpoint Health Networks, Inc. (a)                       200,000                        25,070,000
                                                                                            -----------------------
                                                                                                       199,667,802
                                                                                            -----------------------
INDUSTRIALS: 4.1%
               American Standard Cos., Inc.                              251,100                        11,671,128
               Chicago Bridge & Iron Co. NV                              299,200                        13,173,776
               Donnelley R R & Sons Co.                                  200,000                         6,324,000
               Pentair, Inc.                                             400,000                        15,600,000
               Ryder Systems, Inc.                                       333,300                        13,898,610
               TPG NV ADR                                                325,000                         9,236,500
                                                                                            -----------------------
                                                                                                        69,904,014
                                                                                            -----------------------
INFORMATION TECHNOLOGY: 14.7%
               Accenture Ltd. Class A (a)                                400,000                         9,660,000
               Amdocs Ltd. (a)                                           300,000                         8,520,000
               Applied Materials, Inc. (a)                               350,000                         5,687,500
               Check Point Software Technologies, Ltd. (a)               300,000                         6,522,000
               Cisco Systems, Inc. (a)                                   400,000                         7,156,000
               Citrix Systems, Inc. (a)                                  450,000                        10,719,000
               Dell, Inc. (a)                                            550,000                        21,131,000
               EMC Corp. (a)                                           1,950,000                        24,024,000
               Fair Isaac Corp.                                          350,000                        12,054,000
               Fiserv, Inc. (a)                                          463,511                        18,447,738
               Intuit, Inc. (a)                                          350,000                        15,319,500
               Microsoft Corp.                                           500,000                        12,085,000
               Mykrolis Corp. (a)                                        428,000                         6,120,400
               Nam Tai Electronics                                       302,600                         8,049,160
               QUALCOMM, Inc.                                            275,000                        10,078,750
               SAP Aktiengesellschaft ADR                                350,000                        14,028,000
               Secure Computing Corp. (a)                                275,000                         2,356,750
                                                                                            -----------------------
                                                                                                       191,958,798
                                                                                            -----------------------
MATERIALS: 5.2%
               Aracruz Celulose SA ADR                                   175,000                         6,265,000
               Avery Dennison Corp.                                      225,000                        13,934,250
               Cemex SA ADR                                              600,000                        21,750,000
               Masco Corp.                                               350,000                        12,134,500
               Nucor Corp.                                               150,000                         8,634,000
               Sealed Air Corp. (a)                                      300,000                        15,582,000
                                                                                            -----------------------
                                                                                                        78,299,750
                                                                                            -----------------------


                                                                                Schedule of Investments, continued
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                    NUMBER
NAME OF ISSUER AND TITLE OF ISSUE                                      OF SHARES                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS, continued

TELECOMMUNICATION SERVICES: 3.5%
               America Movil SA ADR                                      475,000             $          24,510,000
               Telefonos de Mexico SA ADR
                   (representing ordinary shares L)                      250,000                         8,632,500
               Vodafone Group PLC ADR                                    600,000                        15,936,000
                                                                                            -----------------------
                                                                                                        49,078,500
                                                                                            -----------------------
UTILITIES: 2.9%
               Aqua America, Inc.                                        332,875                         8,108,835
               KeySpan Corp.                                             300,000                        11,691,000
               Peoples Energy Corp.                                      299,300                        12,546,656
               UGI Corp.                                                 250,000                        11,355,000
               Veolia Environment ADR                                     50,000                         1,801,810
                                                                                            -----------------------
                                                                                                        45,503,301
                                                                                            -----------------------
TOTAL COMMON STOCKS
               (Cost $753,071,520)                                                                   1,032,647,557
                                                                                            -----------------------
               PREFERRED STOCKS: 0.2%

FINANCIALS: 0.1%
               HRPT Properties Trust, Series B                            50,000                         1,336,500
               Regency Centers Corp.                                      32,000                           804,800
                                                                                            -----------------------
TOTAL PREFERRED STOCKS
               (Cost $2,249,740)                                                                         2,141,300
                                                                                            -----------------------
TOTAL STOCKS
               (Cost $755,321,260)                                                                   1,034,788,857
                                                                                            -----------------------

               BONDS: 25.8%                                            PRINCIPAL
                                                                          AMOUNT

               MORTGAGE-BACKED SECURITIES: 4.1%

               U.S. GOVERNMENT MORTGAGE-BACKED: 3.9%

FREDDIE MAC (MORTGAGE-BACKED): 1.9%
               5.000%, due July 1, 2007                          $       319,581             $             324,533
               4.500%, due March 1, 2008                               1,510,757                         1,516,782
               4.500%, due April 1, 2008                               1,769,617                         1,776,674
               3.500%, due May 1, 2008                                 1,921,045                         1,869,123
               5.000%, due October 1, 2008                             2,425,415                         2,458,766
               4.000%, due September 1, 2010                           4,175,267                         4,096,268
               4.000%, due May 1, 2014                                 3,233,594                         3,145,894
               4.000%, due September 1, 2018                           1,035,738                           993,562
               4.500%, due September 1, 2018                           1,492,267                         1,463,886
               5.000%, due October 1, 2018                             1,427,360                         1,429,677
               5.500%, due October 1, 2018                             1,001,513                         1,023,231
               5.500%, due October 1, 2018                               926,843                           946,941
               5.000%, due November 1, 2018                              818,889                           820,219
               5.000%, due November 1, 2018                              724,452                           725,628
               6.500%, due May 1, 2029                                   554,867                           577,561
               6.500%, due December 1, 2029                              580,447                           604,187
               6.500%, due June 1, 2032                                  789,300                           820,319
                                                                                            -----------------------
                                                                                                        24,593,251
                                                                                            -----------------------
FANNIE MAE (MORTGAGE-BACKED): 2.0%
               5.500%, due December 1, 2011                            1,337,662                         1,361,408
               5.000%, due January 1, 2014                             2,313,581                         2,323,467
               5.000%, due February 1, 2014                            1,590,894                         1,597,692
               5.500%, due October 1, 2014                             2,938,448                         3,009,676
               5.500%, due November 1, 2014                            3,244,642                         3,323,292
               5.000%, due April 1, 2018                               5,272,498                         5,275,372
               5.000%, due November 1, 2018                              233,500                           233,628
               5.000%, due November 1, 2018                            1,076,548                         1,077,135
               5.000%, due November 1, 2018                            1,056,901                         1,057,477
               5.000%, due February 1, 2019                            2,974,438                         2,974,343
               5.000%, due April 1, 2019                               1,200,114                         1,200,076
               5.000, due June 1, 2019                                 2,802,240                         2,802,150
               5.500, due July 1, 2019                                 2,847,709                         2,904,069
               5.000, due January 1, 2020                              2,472,877                         2,474,133
               5.000, due March 1, 2020                                2,996,057                         2,996,408
               8.000%, due May 1, 2030                                   258,343                           278,132
               6.500%, due June 1, 2032                                1,111,087                         1,155,190
                                                                                            -----------------------
                                                                                                        36,043,648
                                                                                            -----------------------
               COMMERCIAL MORTGAGE-BACKED:  0.2%

               Nomura Asset Securities Corp.
                    6.590%, due March 15, 2030                         3,000,000                         3,179,714
                                                                                            -----------------------
TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $59,371,008)                                                                       63,816,613
                                                                                            -----------------------


                                                                                Schedule of Investments, continued
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                 PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                         AMOUNT                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY BONDS: 15.6%

FEDERAL FARM CREDIT BANK: 0.2%
               3.700%, due October 27, 2008                      $     3,000,000            $            2,935,740
               4.990%, due January 28, 2015                            1,000,000                           980,161
                                                                                            -----------------------

                                                                                                         3,915,901

                                                                                            -----------------------

FEDERAL HOME LOAN BANK SYSTEM: 8.8%
               2.200%, due April 28, 2006                              4,000,000                         3,933,740
               2.625%, due January 30, 2007                            3,000,000                         2,930,193
               3.280%, due May 7, 2007                                 3,000,000                         2,956,233
               3.050%, due May 10, 2007                                2,060,000                         2,020,302
               3.100%, due May 21, 2007                                5,000,000                         4,906,430
               2.750%, due July 23, 2007                               3,000,000                         2,914,017
               4.000%, due September 24, 2007                          3,000,000                         2,993,904
               4.000%, due September 24, 2007                          3,000,000                         2,993,904
               4.000%, due January 28, 2008                            1,500,000                         1,490,969
               3.520%, due January 30, 2008                            3,000,000                         2,948,379
               4.500%, due February 15, 2008                           2,000,000                         1,992,408
               3.200%, due March 3, 2008                               3,000,000                         2,918,772
               3.700%, due April 2, 2008                               5,000,000                         4,927,765
               3.500%, due April 21, 2008                              4,000,000                         3,897,072
               3.530%, due April 29, 2008                              4,000,000                         3,922,648
               2.500%, due April 30, 2008                              5,000,000                         4,996,590
               4.100%, due July 14, 2008                               4,000,000                         3,931,332
               3.375%, due July 21, 2008                               5,000,000                         4,860,305
               3.510%, due July 22, 2008                               2,500,000                         2,443,610
               3.250%, due August 14, 2008                             2,750,000                         2,726,776
               3.750%, due October 21, 2008                            5,000,000                         4,855,660
               4.125%, due November 17, 2008                           3,000,000                         2,975,052
               4.100%, due November 17, 2008                           3,000,000                         2,973,048
               4.250%, due December 3, 2008                            3,000,000                         2,983,074
               3.000%, due December 11, 2008                           1,000,000                           996,734
               4.000%, due January 29, 2009                            3,000,000                         2,961,237
               3.790%, due February 13, 2009                           4,000,000                         3,919,996
               3.750%, due March 24, 2009                              3,000,000                         2,913,876
               2.000%, due April 15, 2009                              4,000,000                         3,949,792
               4.250%, due May 12, 2009                                4,000,000                         3,961,324
               3.250%, due May 12, 2009                                6,000,000                         5,951,178
               3.250%, due August 21, 2009                             3,000,000                         2,997,810
               4.520%, due August 26, 2009                             3,000,000                         2,989,713
               4.000%, due October 19, 2009                            3,000,000                         2,940,888
               4.350%, due February 16, 2010                           3,000,000                         2,967,108
               4.450%, due February 24, 2010                           3,000,000                         2,974,692
               5.040%, due June 7, 2010                                3,000,000                         3,005,172
               4.625%, due October 7, 2010                             5,000,000                         4,956,470
               4.875%, due December 1, 2011                            3,250,000                         3,225,394
               4.950%, due January 26, 2012                            3,000,000                         2,975,856
               4.950%, due March 15, 2012                              3,000,000                         2,989,035
               5.300%, due August 16, 2012                             3,000,000                         3,006,219
                                                                                            -----------------------
                                                                                                       140,174,677
                                                                                            -----------------------
FREDDIE MAC (AGENCY): 4.0%
               3.000%, due May 21, 2007                                5,000,000                         4,897,555
               3.800%, due June 28, 2007                               3,000,000                         2,984,679
               3.000%, due August 15, 2007                             3,000,000                         2,928,264
               2.500%, due December 24, 2007                           2,500,000                         2,395,638
               3.250%, due March 14, 2008                              3,000,000                         2,909,559
               3.500%, due April 15, 2008                              5,305,000                         5,198,115
               4.125%, due August 19, 2008                             7,000,000                         6,948,669
               4.000%, due January 14, 2009                            3,000,000                         2,928,006
               3.500%, due April 1, 2009                               3,000,000                         2,902,962
               4.000%, due August 4, 2009                              4,000,000                         3,922,032
               4.125%, due November 18, 2009                           3,000,000                         2,952,993
               3.000%, due November 23, 2009                           3,765,000                         3,745,911
               4.850%, due December 7, 2009                            4,000,000                         3,973,192
               4.750%, due December 8, 2010                            5,000,000                         4,978,745
               6.250%, due March 5, 2012                               4,000,000                         4,115,772
                                                                                            -----------------------
                                                                                                        57,782,092
                                                                                            -----------------------
FANNIE MAE (AGENCY): 2.6%
               3.050%, due April 20, 2007                              4,000,000                         3,922,544
               3.750%, due May 17, 2007                                3,000,000                         2,978,133
               4.320%, due July 26, 2007                               4,000,000                         4,006,340
               3.000%, due November 28, 2007                           3,000,000                         2,977,947
               3.000%, due May 12, 2008                                3,000,000                         2,930,259
               3.750%, due December 8, 2008                            3,000,000                         2,937,015
               4.000%, due January 26, 2009                            4,000,000                         3,943,688
               4.395%, due February 17, 2009                           7,324,000                         7,324,366
               4.250%, due November 23, 2009                           2,000,000                         1,963,024
               3.625%, due December 28, 2009                           4,000,000                         3,949,188
               4.300%, due February 17, 2010                           3,000,000                         2,964,951
               4.400%, due March 8, 2010                               3,000,000                         2,966,889
               5.000%, due April 6, 2010                               4,000,000                         4,016,520
               5.030%, due September 23, 2011                          5,000,000                         4,984,760
                                                                                            -----------------------
                                                                                                        51,865,624
                                                                                            -----------------------
TOTAL U.S GOVERNMENT AGENCY BONDS
               (Cost $229,225,095)                                                                     253,738,294
                                                                                            -----------------------


                                                                                Schedule of Investments, continued
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                 PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                         AMOUNT                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS: 6.1%

CONSUMER DISCRETIONARY: 0.5%
               Lowes Cos., Inc.
                    7.500%, due December 15, 2005                $     3,200,000             $           3,283,568
               Tandy Corp.
                    6.950%, due September 1, 2007                        994,000                         1,052,587
               Toyota Motor Credit Corp.
                    2.750%, due August 6, 2009                         2,454,540                         2,327,110
               Toyota Motor Credit Corp.
                    4.470%, due January 18, 2015                       2,000,000                         1,949,060
                                                                                            -----------------------
                                                                                                         8,612,325
                                                                                            -----------------------
CONSUMER STAPLES: 0.3%
               CVS Corp.
                    3.875%, due November 1, 2007                       5,000,000                         4,930,895
                                                                                            -----------------------
FINANCIALS: 2.0%
               AFLAC, Inc.
                    6.500%, due April 15, 2009                         5,000,000                         5,334,660
               Chubb Corp.
                    3.950%, due April 1, 2008                          5,000,000                         4,921,455
               CIT Group, Inc.
                    5.500%, due November 30, 2007                     10,000,000                        10,246,380
               SLM Corp. Tranche TR 00034
                    4.000%, due January 15, 2009                       4,000,000                         3,916,224
               SLM Corp. Tranche TR 00061
                    3.500%, due June 23, 2014                          1,600,000                         1,572,816
               SLM Corp. Tranche TR 00066
                    4.000%, due July 25, 2014                          3,075,000                         3,015,868
                                                                                            -----------------------
                                                                                                        29,007,403
                                                                                            -----------------------
HEALTH CARE: 1.7%
               Baxter International, Inc.
                    5.250%, due May 1, 2007                            5,000,000                         5,068,290
               Bristol Myers Squibb Co.
                    5.750%, due October 1, 2011                        8,400,000                         8,785,526
               Unitedhealth Group, Inc.
                    5.200%, due January 17, 2007                       4,835,000                         4,921,039
               Wellpoint, Inc., 144A
                    3.750%, due December 14, 2007 (b)                  2,000,000                         1,964,090
               Wellpoint, Inc., 144A
                    4.250%, due December 15, 2009 (b)                  3,000,000                         2,931,795
                                                                                            -----------------------
                                                                                                        23,670,740
                                                                                            -----------------------
INDUSTRIALS: 0.4%
               Pentair, Inc.
                    7.850%, due October 15, 2009                       5,000,000                         5,563,440
                                                                                            -----------------------


                                                                                Schedule of Investments, continued
                                                                                                    March 31, 2005

PAX WORLD BALANCED FUND, INC.

PERCENT OF NET ASSETS,                                                 PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE                                         AMOUNT                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
               BONDS, continued

               CORPORATE BONDS, continued

INFORMATION TECHNOLOGY: 0.4%
               Fiserv, Inc.
                    4.000%, due April 15, 2008                   $     3,000,000             $           2,958,291
                                                                                            -----------------------
TELECOMMUNICATION SERVICES: 0.4%
               CenturyTel, Inc.
                    5.000%, due February 15, 2015                      2,000,000                         1,877,968
               Vodafone Airtouch PLC
                    7.750%, due February 15, 2010                      5,000,000                         5,652,900
                                                                                            -----------------------
                                                                                                         7,530,868
                                                                                            -----------------------
UTILITIES: 0.4%
               National Fuel Gas Co.
                    6.303%, due May 27, 2008                           5,500,000                         5,784,702
                                                                                            -----------------------
TOTAL CORPORATE BONDS
               (Cost $123,561,470)                                                                      88,058,664
                                                                                            -----------------------
TOTAL BONDS
               (Cost $412,157,573)                                                                     405,613,571
                                                                                            -----------------------


               CERTIFICATES OF DEPOSIT: 0.1%

               Self Help Credit Union
                    2.880%, due May 26, 2005                             250,000                           250,000
               South Shore Bank
                    1.900%, due April 10, 2005                           500,000                           500,000
                                                                                            -----------------------
TOTAL CERTIFICATES OF DEPOSIT
               (Cost $750,000)                                                                             750,000
                                                                                            -----------------------
               COMMERCIAL PAPER: 1.1%

               Nissan Motor Acceptance Corp.
                    0.000%, due May 6, 2005                            8,000,000                         7,977,678
               The Procter & Gamble Co.
                    2.074%, due June 16, 2005                          5,000,000                         4,976,193
               Sanofi-Aventis
                    1.950%, due May 24, 2005                           4,000,000                         3,983,393
TOTAL COMMERCIAL PAPER
               (Cost $16,937,264)                                                                       16,937,264
                                                                                            -----------------------

                                                                          NUMBER
                                                                       OF SHARES
               MONEY MARKET SHARES: 2.7%

               Pax World Money Market Fund - note B (c)
               (Cost $71,318,446)                                     71,318,446             $          71,318,446
                                                                                            -----------------------
TOTAL INVESTMENTS: 99.9%
               (Cost $1,256,484,543)                                                                 1,529,408,138

               Others assets and liabilities (Net):  0.1%                                                (232,179)
                                                                                            -----------------------

Net Assets: 100.0%                                                                           $       1,529,175,959
                                                                                            -----------------------


(a)  Non income producing security

(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(c) Controlled Affiliate - Security is managed by Pax World Management Corp., the Fund's Adviser

ADR American Depository Receipt

VALUATION OF INVESTMENTS

Securities listed on any national, regional or local exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the "NOCP"). Shares in money market funds are valued at $1 per share. Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2005 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

FEDERAL INCOME TAX COST

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2005, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2005 was $1,256,484,543, $294,176,763, $(21,253,168) and $272,923,595,
respectively.

INVESTMENT INFORMATION

A "controlled affiliate" is a company in which a fund has ownership of at least 25% of the voting securities. At March 31, 2005, the Fund held the following security of a controlled affiliate company:

Pax World Money Market Fund, Inc.


                                                                                          Dividends from controlled affiliate
Value at 12/31/04        Purchased Cost         Sold Cost          Value at 3/31/05       for the three months ended 3/31/05
-----------------        --------------         ---------          ----------------       ----------------------------------
$38,931,855              $108,614,591           $76,228,000        $71,318,446            $355,202

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is also available on the Fund's website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.     Controls and Procedures.

               (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls") as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

               (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.     Exhibits.

                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Balanced Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Thomas W. Grant
                         -------------------------------------------------------
                                  Thomas W. Grant, President

Date     May 27, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*     /s/ Janet L. Spates
                         -------------------------------------------------------
                                 Janet L. Spates, Treasurer

Date     May 27, 2005
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.


                                       3